Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (Negative VOBA) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite Lived Intangible Liabilities
Balance at January 1,	$ 1,193	$ 1,596	$ 2,162
Amortization of negative VOBA	(269)	(361)	(442)
Effect of foreign currency translation and other	11	(42)	(124)
Balance at December 31,	935	1,193	1,596
Accumulated amortization	$ 3,034	$ 2,765	$ 2,404